NON-CURRENT INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Non-Current Investments

	December 31, 2012	December 31, 2011
Investments held by environmental trust funds (a)	155.3	152.1
Equity investee (b)	22.7	12.5
Unlisted	0.2	0.2

	178.2	164.8

(a) The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s mines. Although the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

Rand Refinery Limited
Carrying Value of Equity Investment

	December 31, 2012	December 31, 2011
Ownership	33.1%	33.1%
The carrying value of the equity investment in Rand Refinery:
Opening balance	12.5	9.9
Share of profits recognized	11.4	4.8
Translation	(1.2)	(2.2)

Closing balance	22.7	12.5